ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM

July 2, 2012	Rajib Chanda T+1 202 508 4671 F+1 202 383 7793 rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Pyxis Funds I (the “Registrant”)
Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
(File Nos. 333-132400 and 811-21866)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Pyxis Funds I (the “Registrant”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 31 to the Registrant’s Registration Statement under the Securities Act and Amendment No. 34 to the Registrant’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 31/34”) for the Pyxis/iBoxx Liquid Loan ETF, a new series of the Registrant (the “Fund”), including: (i) the Prospectus for the Fund; (ii) the Statement of Additional Information for the Fund; and (iii) the signature page.

As has been designated on the facing sheet, it is intended that this Amendment No. 31/34 become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485 under the Securities Act.

Please direct any questions regarding the enclosed materials to the undersigned at 202-508-4671.

Sincerely,

/s/ Rajib Chanda

Rajib Chanda

cc:	Brian Mitts, Pyxis Capital, L.P.